First Trust Nasdaq Lux Digital Health Solutions ETF Average Annual Total Returns		12 Months Ended	45 Months Ended	60 Months Ended	120 Months Ended	194 Months Ended	207 Months Ended	211 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq Lux Health Tech(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.48%	(1.29%)
S&P Composite 1500® Health Care Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.71%	4.71%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	12.55%	13.15%	14.29%	13.76%	13.72%	11.47%
First Trust Nasdaq Lux Digital Health Solutions ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.76%	(1.92%)
Performance Inception Date	Mar. 22, 2022
First Trust Nasdaq Lux Digital Health Solutions ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.76%	(1.92%)
First Trust Nasdaq Lux Digital Health Solutions ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.96%	(1.45%)